Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	$ 970
Unrecognized prior service credit	(3)
Accumulated other comprehensive loss	967
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	195
Unrecognized prior service credit	(10)
Accumulated other comprehensive loss	185
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	66
Unrecognized prior service credit	(4)
Accumulated other comprehensive loss	$ 62